Agreements and Transactions with Affiliates (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Fees Incurred and Other Fees Paid
ollowing is a summary of the fees we incurred under the Services and Omnibus Agreements, as well as other fees paid to DCP Midstream, LLC:

	Year Ended December 31,
	2013	2012	2011
	(Millions)
Services/Omnibus Agreement	$29	$26	$10
Other fees — DCP Midstream, LLC	17	32	47
Total — DCP Midstream, LLC	$46	$58	$57

Summary of Transactions with Affiliates
The following table summarizes our transactions with affiliates:

	Year Ended December 31,
	2013	2012	2011
	(Millions)
DCP Midstream, LLC:
Sales of natural gas, propane, NGLs and condensate	$1,830	$1,691	$2,346
Transportation, processing and other	$60	$52	$30
Purchases of natural gas, propane and NGLs	$204	$173	$244
Gains from commodity derivative activity, net	$22	$53	$1
Operating and maintenance expense	$1	$1	$1
General and administrative expense	$46	$58	$57
Phillips 66:
Sales of natural gas, propane, NGLs and condensate	$1	$—	$—
ConocoPhillips (a):
Sales of natural gas, propane, NGLs and condensate	$—	$9	$57
Transportation, processing and other	$—	$3	$9
Purchases of natural gas, propane and NGLs	$—	$67	$139
Spectra Energy:
Purchases of natural gas, propane and NGLs	$63	$166	$321
Unconsolidated affiliates:
Purchases of natural gas, propane and NGLs	$—	$2	$6

(a)
In connection with Phillips 66's separation from ConocoPhillips, ConocoPhillips is not considered to be a related party for periods after April 30, 2012 and Phillips 66 is considered a related party for periods starting May 1, 2012.

We had balances with affiliates as follows:

	December 31, 2013	December 31, 2012
	(Millions)
DCP Midstream, LLC:
Accounts receivable	$211	$132
Accounts payable	$37	$66
Unrealized gains on derivative instruments — current	$79	$48
Unrealized gains on derivative instruments — long-term	$81	$64
Unrealized losses on derivative instruments — current	$18	$(11)
Unrealized losses on derivative instruments — long-term	$1	$—
Spectra Energy:
Accounts receivable	$1	$—
Accounts payable	$6	$5
Unconsolidated affiliates:
Accounts payable	$—	$1